Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2021
Entity File Number	001-40352
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Genius Sports Limited
Entity Central Index Key	0001834489
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
Trading Symbol	GENI WS
Title of 12(b) Security	Warrants
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	18,500,000
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	Y7
Entity Address, Address Line One	Genius Sports Group
Entity Address, Address Line Two	9th Floor
Entity Address, Address Line Three	10 Bloomsbury Way
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC1A 2SL
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Description	Genius Sports Limited (the “Company”) filed its Annual Report on Form 20-F for the fiscal year ended December 31, 2021 with the U.S. Securities and Exchange Commission (“SEC”) on March 18, 2022 (the “Original Form 20-F”). This Amendment No. 1 on Form 20-F (this “Amendment” or “Form 20-F/A”) is being filed to restate certain information in the Company’s previously issued consolidated financial statements for the fiscal years ended December 31, 2020 and 2019 contained in the Original Form 20-F (the “Restatement”) and amend certain items as a result of the Restatement as set forth under the caption “Items Amended in This Filing,” in each case, solely to make appropriate changes to reflect the Restatement, the effects of the Restatement and other related matters.
Auditor Name	WithumSmith+Brown, PC
Auditor Firm ID	100
Auditor Location	New York, New York
Entity Address, Country	GB
Ordinary Share [Member]
Document Information [Line Items]
Trading Symbol	GENI
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	202,926,490
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Donald J. Puglisi
Entity Address, Address Line One	Puglisi & Associates
Entity Address, Address Line Two	850 Library Avenue #204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Entity Address, Country	DE